Staff costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
The aggregate remuneration comprised:
Wages and salaries	$ 20,166	$ 12,920	$ 9,532
Social security costs	3,117	1,405	1,238
Pension costs	2,312	707	166
Share based compensation	14,118	21,742	165
Total staff costs	$ 39,713	$ 36,774	$ 11,101